Income Taxes - Disclosure of difference between tax expenses and expected income taxes (Details) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Major components of tax expense (income) [abstract]
Combined statutory tax rate	27.00%	27.00%	27.00%
Expected income tax expense (recovery)	$ (4,052,678)	$ (2,115,924)	$ (1,389,411)
Items not deductible for tax purposes	1,671,157	706,127	378,391
Difference in tax rate in other jurisdictions	(216,059)	(107,357)	(68,861)
Effect of change in tax rates	0	0	(31)
Expiry of loss carryforwards	0	0	40,079
Unrecognized (recognized) loss carryforwards	2,597,580	1,517,154	1,039,833
Deferred income tax expense (recovery)	$ 0	$ 0	$ 0